Fees Summary	Feb. 05, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of the related offering is $1,250,000,000.
Narrative - Max Aggregate Offering Price	$ 1,250,000,000